INCOME TAX (EXPENSE)/CREDIT (Schedule of Unrecognised Deferred Tax Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognised deferred tax asset	$ 35,903	$ 32,366	$ 15,434
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognised deferred tax asset	13,275	8,464	7,489
Other regions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognised deferred tax asset	14,777	14,701	124
Americas – unused tax losses [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognised deferred tax asset	2,149	3,395	3,163
Americas – unused tax credits [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognised deferred tax asset	$ 5,702	$ 5,806	$ 4,658